Financial assets	9 Months Ended
Sep. 30, 2024
Financial assets [Abstract]
Financial assets
Note 9. - Financial assets
The detail of non-current and current financial assets as of September 30, 2024, and December 31, 2023, is as follows:

	Balance as of September 30, 2024	Balance as of December 31, 2023
	($ in thousands)
Fair Value through OCI (Investment in Ten West Link)	11,719	11,719
Derivative assets (Note 10)	40,052	56,708
Other receivable accounts at amortized cost	63,287	68,155
Total non-current financial assets	115,058	136,582
Contracted concessional financial assets	196,419	177,407
Derivative assets (Note 10)	2,800	4,989
Other receivable accounts at amortized cost	2,774	6,490
Total current financial assets	201,993	188,886

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S., which reached COD in June 2024.